Related Party Transactions (Details Textual) (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Services Agreement, Expense Incurred		$ 102,069	$ 102,069
Warrants Issued In Private Placement (in shares)		4,166,667
Warrants Prior Offering At Private Placement Price (in dollar per share)		$ 0.75
Proceeds from Sponsor to purchase warrants	0	3,125,000	3,125,000
Stock Issued To Chairman Par Value Per Share (in dollar per share)		$ 10.00
General and Administrative Expenses	35,075	284,590	319,665
Common Stock [Member]
Stock Issued During Period Shares To Chairman (in shares)		10,000
Criteria One [Member]
Percentage Of Units Held Under Private Placement To Be Released To Chairman		50.00%
Determination Criteria, Share Price (in dollar per share)		$ 12.50
Criteria Two [Member]
Percentage Of Units Held Under Private Placement To Be Released To Chairman		50.00%
Determination Criteria, Share Price (in dollar per share)		$ 15
Clinton Group, Inc [Member]
General and Administrative Expenses		$ 10,000
Warrants Issued During Period To Affiliate		4,166,667
Warrants Issued During Period To Affiliate Par Value Per Share		$ 0.733962